Shareholder Report, Line Graph (Details)		6 Months Ended	12 Months Ended		60 Months Ended		91 Months Ended	104 Months Ended	111 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000011950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(5.53%)	4.05%			7.78%				4.60%
C000011951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		11.06%	11.84%			(1.95%)				1.07%
C000011952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		6.86%	20.08%			12.48%				6.67%
C000011953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(3.51%)		1.41%	6.99%					5.14%
C000011954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(7.05%)		12.85%	2.20%						(1.42%)
C000011955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(1.99%)	(19.86%)			6.94%				0.67%
C000011956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(5.94%)		1.35%	11.16%					8.35%
C000011957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		0.28%		10.11%	5.27%					3.79%
C000011958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		15.63%	36.65%			6.13%				3.32%
C000011959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(0.90%)	25.66%			6.98%				0.12%
C000011960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		9.29%	28.45%			10.16%				3.70%
C000011961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		5.49%		24.97%	10.49%					7.44%
C000011962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(14.48%)	(13.19%)			2.21%				1.54%
C000011963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		2.58%		11.28%		10.64%				5.74%
C000011964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(2.15%)	13.12%			8.77%				6.73%
C000011965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(1.94%)	13.64%			14.05%				10.28%
C000011967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(2.97%)		9.83%	5.48%					3.64%
C000011968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(15.36%)		(21.24%)	(1.84%)					1.13%
C000011969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		3.35%	14.86%			10.83%				6.22%
C000011970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		0.96%		9.91%	3.55%						2.84%
C000011971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		0.51%		2.13%	9.85%					6.88%
C000011972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		3.19%	10.60%			10.09%				5.74%
C000011973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		10.85%		21.27%	9.69%						4.50%
C000050065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		6.82%	15.61%			0.18%				2.35%
C000050066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		6.96%		11.20%	5.64%					(0.58%)
C000050068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(12.58%)		(6.96%)		(2.56%)				(1.54%)
C000050069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(7.42%)		(7.25%)	10.65%						(0.83%)
C000052897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(8.34%)		(1.81%)	9.26%					4.35%
C000052898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(1.79%)		4.75%	5.04%					5.04%
C000061365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		18.59%		26.18%	8.63%					6.81%
C000100212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(2.36%)	5.14%			4.23%				2.42%
C000100213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		2.77%		14.23%	7.38%					7.25%
C000106873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		1.08%	12.44%			4.27%				3.89%
C000108746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		4.58%	15.84%			14.10%				10.07%
C000109983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		6.01%	61.47%			8.60%				4.84%
C000109985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		2.39%	59.32%			10.28%				7.92%
C000109986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		1.95%	5.04%			9.99%				5.14%
C000109987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(5.72%)		0.51%	14.92%						4.94%
C000109988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(7.33%)		(6.70%)	13.73%					5.97%
C000119708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(0.27%)		8.68%	4.77%						3.61%
C000141922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		4.42%	14.79%			5.83%				4.49%
C000147985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent	[1]	143820.62%	1165949.04%			205.73%				83.90%
C000154544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(0.83%)	8.65%			6.24%			6.47%
C000170244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		2.55%		12.04%	3.72%			6.02%
C000186806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent		(8.28%)	0.25%			6.35%	3.48%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		0.08%	9.65%			7.55%				4.83%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		0.37%		10.07%		4.26%	2.95%	6.13%		3.49%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		4.08%		15.06%	12.79%						9.11%
S And P Emerging Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Emerging Broad Market Index
Average Annual Return, Percent		1.14%	11.25%			5.33%			6.69%
MSCI Australia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Australia Index
Average Annual Return, Percent		(6.18%)	4.11%			8.16%				4.97%
MSCI Hong Kong 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Hong Kong 25/50 Index
Average Annual Return, Percent		10.38%	11.67%			(1.48%)				1.61%
MSCI Italy 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Italy 25/50 Index
Average Annual Return, Percent		6.97%	19.99%			12.64%				6.80%
MSCI Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
Average Annual Return, Percent		(3.97%)		0.70%	7.17%					5.40%
MSCI Malaysia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Malaysia Index
Average Annual Return, Percent		(7.01%)	13.21%			2.56%				(1.09%)
MSCI Mexico IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Mexico IMI 25/50 Index
Average Annual Return, Percent		(1.87%)	(19.27%)			7.45%				1.06%
MSCI Netherlands IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Netherlands IMI 25/50 Index
Average Annual Return, Percent		(5.92%)		1.81%	11.61%					8.82%
MSCI Pacific ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex Japan Index
Average Annual Return, Percent		(0.26%)		10.16%	5.62%					4.18%
MSCI Singapore 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Singapore 25/50 Index
Average Annual Return, Percent		15.75%	37.27%			6.64%				3.80%
MSCI South Africa 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI South Africa 25/50 Index
Average Annual Return, Percent		(0.66%)	27.08%			7.44%				0.62%
MSCI Spain 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Spain 25/50 Index
Average Annual Return, Percent		10.07%	29.95%			10.64%				4.13%
MSCI Austria IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Austria IMI 25/50 Index
Average Annual Return, Percent		5.56%		25.14%	10.28%					7.42%
MSCI Korea 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Korea 25/50 Index
Average Annual Return, Percent		(14.64%)	(13.15%)			2.55%				1.89%
MSCI Sweden 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Sweden 25/50 Index
Average Annual Return, Percent		2.61%		10.99%		10.27%				5.16%
MSCI Switzerland 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Switzerland 25/50 Index
Average Annual Return, Percent		(2.19%)	12.17%			8.76%				6.80%
MSCI Taiwan 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Taiwan 25/50 Index
Average Annual Return, Percent		0.52%	16.76%			15.13%				11.16%
MSCI Belgium IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Belgium IMI 25/50 Index
Average Annual Return, Percent		(3.07%)		9.97%	4.15%					2.99%
MSCI Brazil 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Brazil 25/50 Index
Average Annual Return, Percent		(14.42%)		(20.33%)	(1.00%)					1.91%
MSCI Canada Custom Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Canada Custom Capped Index
Average Annual Return, Percent		3.92%	15.53%			11.09%				6.43%
MSCI France Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI France Index
Average Annual Return, Percent		0.36%		1.72%	9.20%					6.54%
MSCI EMU Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EMU Index
Average Annual Return, Percent		3.28%	10.62%			9.83%				5.67%
MSCI Germany Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Germany Index
Average Annual Return, Percent		11.15%		21.48%	9.83%						4.65%
MSCI BIC Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI BIC Index
Average Annual Return, Percent		4.20%	14.21%			0.64%				2.82%
MSCI Chile IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Chile IMI 25/50 Index
Average Annual Return, Percent		7.83%		11.76%	5.63%					(0.55%)
MSCI Thailand IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Thailand IMI 25/50 Index
Average Annual Return, Percent		(12.79%)		(7.04%)		(2.47%)				(1.36%)
MSCI Turkey IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Turkey IMI 25/50 Index
Average Annual Return, Percent		(7.40%)		(6.97%)	10.93%						(0.60%)
MSCI Emerging Markets Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index
Average Annual Return, Percent		(8.92%)		(1.78%)	9.85%					4.76%
MSCI Japan Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Japan Small Cap Index
Average Annual Return, Percent		(2.15%)		4.43%	5.20%					5.28%
MSCI Israel Capped Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Israel Capped Investable Market Index
Average Annual Return, Percent		19.56%		27.60%	9.16%					7.32%
MSCI Emerging Markets Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Minimum Volatility (USD) Index
Average Annual Return, Percent		(3.14%)	5.02%			4.72%				2.77%
MSCI ACWI Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Minimum Volatility (USD) Index
Average Annual Return, Percent		2.48%		13.93%	7.18%					7.02%
MSCI EM Asia Custom Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM Asia Custom Capped Index
Average Annual Return, Percent		0.89%	13.17%			5.04%				4.47%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		4.50%	15.63%			13.91%				9.82%
MSCI ACWI Select Silver Miners Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Silver Miners Investable Market Index
Average Annual Return, Percent		6.41%	61.68%			8.74%				4.85%
MSCI ACWI Select Gold Miners Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Gold Miners Investable Market Index
Average Annual Return, Percent		2.32%	58.43%			10.19%				8.00%
MSCI ACWI Select Agriculture Producers Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Agriculture Producers Investable Market Index
Average Annual Return, Percent		1.70%	4.76%			10.05%				5.16%
MSCI ACWI Select Energy Producers Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Energy Producers Investable Market Index
Average Annual Return, Percent		(6.63%)	(0.63%)			14.43%				4.57%
MSCI ACWI Select Metals And Mining Producers ex Gold and Silver Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index
Average Annual Return, Percent		(7.68%)		(6.65%)	13.95%					6.19%
MSCI Emerging Markets Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Investable Market Index
Average Annual Return, Percent		(1.01%)		8.29%	4.89%						3.64%
MSCI Emerging Markets 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets 100% Hedged to USD Index
Average Annual Return, Percent		3.30%	14.20%			6.25%				4.93%
MSCI Russia 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Russia 25/50 Index
Average Annual Return, Percent	[2]					(99.68%)				(81.90%)
STOXX Emerging Markets Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		STOXX Emerging Markets Equity Factor Index
Average Annual Return, Percent		(1.51%)	8.42%			6.94%			6.96%
MSCI Emerging Markets Extended ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Extended ESG Focus Index
Average Annual Return, Percent		1.86%		11.74%	4.04%			6.43%
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index
Average Annual Return, Percent		(8.60%)	0.75%			6.95%	3.98%

[1]	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities.
[2]	Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from March 1, 2020 and March 1, 2015, respectively through May 31, 2022. 6-Months and 1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to March 1, 2024.